Document and Entity Information	May 18, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 18, 2022
Entity Registrant Name	ICC Holdings, Inc.
Entity Incorporation, State or Country Code	PA
Entity File Number	1-681903
Entity Tax Identification Number	81-3359409
Entity Address, Address Line One	225 20th Street
Entity Address, City or Town	Rock Island
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	61201
City Area Code	309
Local Phone Number	793-1700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	ICCH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001681903